Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

($ millions)	2024	2023
Employee future benefits (Note 24)	551	355
Equity investments (1)	259	237
Other investments	225	180
RECs (Note 8)	176	155
Supplemental Executive Retirement Plan ("SERP")	127	117
Operating leases (Note 15)	64	51
Derivatives	48	43
Deferred compensation plan	29	22
Other	174	138
	1,653	1,298
(1)    Includes investments in Belize Electricity and Wataynikaneyap Power